Lines of Credit and Long-term Debt - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended					9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended			1 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2012 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2010 USD ($)	Oct. 31, 2012 Senior notes [Member] USD ($)	Oct. 31, 2011 Senior notes [Member] USD ($)	Jul. 31, 2013 Senior Notes 2015 [Member] USD ($)	Oct. 31, 2012 Americas [Member] USD ($)	Oct. 31, 2011 Americas [Member] USD ($)	Oct. 27, 2010 Americas [Member] Term loan [Member] USD ($)	Oct. 31, 2012 Americas [Member] Term loan [Member] USD ($)	Aug. 27, 2010 Americas [Member] Asset-based credit facility [Member] USD ($)	Oct. 31, 2012 Americas [Member] Asset-based credit facility [Member]	Jul. 31, 2009 Americas [Member] Asset-based credit facility [Member] USD ($)	Aug. 27, 2010 Americas [Member] Minimum [Member] Asset-based credit facility [Member]	Aug. 27, 2010 Americas [Member] Maximum [Member] Asset-based credit facility [Member]	Jul. 31, 2013 EMEA [Member] USD ($)	Oct. 31, 2012 EMEA [Member] USD ($)	Oct. 31, 2012 EMEA [Member] Letters of credit [Member] USD ($)	Dec. 31, 2010 Europe [Member] Senior notes [Member]	Jun. 30, 2010 Europe [Member] Senior notes [Member] USD ($)	Jul. 31, 2009 Europe [Member] Senior notes [Member] USD ($)	Oct. 31, 2012 Europe [Member] Senior notes [Member] USD ($)	Oct. 31, 2010 Europe [Member] Senior notes [Member] USD ($)	Jul. 31, 2013 Europe [Member] Senior notes [Member] USD ($)	Aug. 31, 2010 Europe [Member] Senior notes [Member] USD ($)	Jul. 31, 2013 U.S. and APAC [Member] USD ($)	Jul. 31, 2013 Senior secured notes 2018 [Member] USD ($)	Jul. 16, 2013 Senior secured notes 2018 [Member] USD ($)	Jul. 31, 2013 Senior Notes 2020 [Member]	Jul. 16, 2013 Senior Notes 2020 [Member] USD ($)	Jul. 31, 2013 ABL credit facility [Member] USD ($) Ratio	Jul. 31, 2013 ABL credit facility [Member] U.S. borrowers [Member] USD ($)	Jul. 31, 2013 ABL credit facility [Member] Minimum [Member]	Jul. 31, 2013 ABL credit facility [Member] Maximum [Member]	Oct. 31, 2012 U.S. [Member] USD ($)	Oct. 31, 2012 EMEA and APAC [Member] USD ($)	Sep. 30, 2011 APAC credit facility [Member] USD ($)	Sep. 30, 2011 APAC credit facility [Member] AUD	Oct. 31, 2012 APAC credit facility [Member] USD ($)
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 351,000,000		$ 360,000,000								$ 20,000,000		$ 250,000,000		$ 200,000,000																			$ 230,000,000
Direct borrowings	75,000,000		73,000,000						46,700,000	21,042,000		15,500,000	47,000,000						8,000,000														39,559,000								18,000,000
Letters of credit outstanding	66,000,000		86,000,000										31,000,000						47,000,000																						8,000,000
Amount availability of remaining borrowings	152,000,000		154,000,000									14,000,000
Amount of remaining borrowing capacity available for letters of credit																		57,000,000										108,000,000									71,000,000
Additional borrowing capacity	6,157,000	11,377,000	15,139,000	30,070,000	16,581,000															89,000,000													125,000,000					47,000,000
Credit facility specifically available for APAC operations																																							21,000,000	20,000,000
Credit facility maturity date												Aug. 27, 2014	Aug. 27, 2014																										Oct. 31, 2013	Oct. 31, 2013
Credit facility, current borrowing capacity													150,000,000						89,000,000																				31,000,000
Average borrowing rate																			1.00%																						5.30%
Credit facility, sub limit for letters of credit													103,000,000
Credit facility interest rate											5.00%	5.30%		4.40%		2.50%	3.00%
Minimum principal repayments												1,500,000
Credit facility, frequency of payments											June 30 and December 31 of each year
Coupon interest rate of Senior Notes						6.875%															8.875%								7.875%	7.875%	10.00%	10.00%
Due date of Senior Notes						Apr. 15, 2015															Dec. 15, 2017								Aug. 01, 2018		Aug. 01, 2020
Percentage of purchase price of Senior Notes						101.00%
Unamortized debt issuance costs						3,000,000																							9,000,000
Recognized non-cash and non-operating charges of loans included in interest expense																								14,000,000
Debt issuance costs capitalized																								6,000,000
Debt issuance costs amortization period																								7 years
Senior secured term loans																							153,000,000
Senior secured term loans, maturity period																							5 years
Warrants issued to purchase of common stock																							25.7
Percentage of outstanding equity																							19.99%
Common stock exercise price per share																							$ 1.86
Principal balance outstanding under debt-for-equity exchange agreement																						140,000,000
Common stock shares issued for exchange of senior secured term loans																						31.1
Senior secured term loans, exchange price per common stock																						$ 4.50
Reduced amount of senior secured term loan after debt for equity exchange agreement																											24,000,000
Interest expense recognized under senior secured term loans																									33,000,000
Capital leases and other borrowings	9,069,000		11,148,000	4,578,000
Carrying value of borrowings under lines of credit and long-term debt	1,259,414,000		757,969,000	747,686,000		400,000,000	400,000,000	400,000,000	15,500,000	18,500,000														258,732,000		265,252,000				280,000,000		225,000,000
Net proceeds from offering of Senior Secured Notes																													493,000,000
Long term debt including accrued interest								409,000,000
Public offering price																													99.483%		98.757%
Percent of equity interest in subsidiaries by Issuer and Guarantors																													100.00%
Percent of equity interest in foreign subsidiaries by Issuer and Guarantors																															65.00%
Sublimit for letters of credit under Revolving Facility																																	145,000,000
LIBOR rate plus a spread, minimum percentage																																	1.75%
LIBOR rate plus a spread, maximum percentage																																	2.25%
Base Rate plus a spread, percentage																																			0.75%	1.75%
Credit Facility term																																	5 years
Fixed charge coverage ratio, minimum																																	1.0
Fixed charge coverage ratio, maximum																																	1.0
Aggregate excess availability under the Revolving Facility, amount																																	15,000,000
Aggregate excess availability under the Revolving Facility, as a percentage																																			10.00%	40.00%
Estimated fair value of borrowings under lines of credit and long-term debt	$ 1,270,000,000